Note 1 - Organization and Operations	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements
Note 1 – Organization and Operations

Montalvo Spirits, Inc. (Formerly Advanced Cloud Storage, Inc.)

Advanced Cloud Storage, Inc. (“Advanced Cloud Storage”) was incorporated on November 18, 2010 under the laws of the State of Nevada. The Company intends to market and sell its planed secure online data storage through its’ intended website.

Amendment to the Certificate of Incorporation

On December 21, 2012, holders of a majority of the Company’s outstanding Common Stock voted to amend the Company’s Articles of Incorporation to: (i) change its name to “Montalvo Spirits, Inc.” (the “Company”), (ii) increase the number of its authorized shares of capital stock from 75,000,000 shares to 310,000,000 consisting of (a) 300,000,000 shares were designated as Common Stock and (b) 10,000,000 shares were designated as blank check preferred stock and (iii) effectuate a forward split on a 1:32.4552 basis (“the Amendment”).

CASA Montalvo Holdings, Inc.

CASA Montalvo Holdings, Inc. (“Casa Montalvo”) was incorporated under the laws of the State of California on April 4, 2011. The Company develops, markets and/or distributes alcoholic beverages, primarily in the United States.

Formation of Montalvo Imports LLC

On August 9, 2012, the Company formed Montalvo Imports LLC (“LLC” or “Imports”) under the laws of the State of Delaware. The LLC, of which the Company is the sole member, was formed to provide the same services as that of the Company.

Acquisition of CASA Montalvo Treated as a Reverse Acquisition

On December 21, 2012, Advanced Cloud Storage, Inc., a Nevada corporation, entered into and consummated the Agreement and Plan of Share Exchange (the “Exchange Agreement”) with Casa Montalvo Holdings, Inc., a California corporation (“Casa Montalvo”) and the shareholders of Casa Montalvo (the “Exchange”). Upon consummation of the transactions set forth in the Agreement (the “Closing”), the Registrant adopted the business plan of Casa Montalvo.

Pursuant to the Agreement, the Registrant agreed to acquire all of the issued and outstanding capital stock of Casa Montalvo in exchange for the issuance of an aggregate 1,817,891 shares (the “Exchange Shares”) of the Registrant’s common stock, par value $0.001 per share (the “Common Stock”). As a result of the Exchange, Casa Montalvo became a wholly-owned subsidiary of the Registrant. Following the consummation of the Exchange, the shareholders of Casa Montalvo will beneficially own approximately eighty-eight and one half percent (88.5%) of the issued and outstanding Common Stock of the Registrant. The parties have taken the actions necessary to provide that the Exchange is treated as a “tax free exchange” under Section 368 of the Internal Revenue Code of 1986, as amended. Pursuant to the terms of the Exchange Agreement, the Registrant’s principal shareholder agreed to retire 10,000,000 shares of the Registrant’s Common Stock. The Exchange Agreement contains customary representations, warranties and covenants of the Registrant and Casa Montalvo for like transactions.

As a result of the controlling financial interest of the former stockholder of Casa Montalvo, for financial statement reporting purposes, the merger between the Company and Casa Montalvo has been treated as a reverse acquisition with Casa Montalvo deemed the accounting acquirer and the Company deemed the accounting acquiree under the acquisition method of accounting in accordance with section 805-10-55 of the FASB Accounting Standards Codification. The reverse acquisition is deemed a capital transaction and the net assets of Casa Montalvo (the accounting acquirer) are carried forward to the Company (the legal acquirer and the reporting entity) at their carrying value before the acquisition. The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Casa Montalvo which are recorded at their historical cost. The equity of the Company is the historical equity of Casa Montalvo retroactively restated to reflect the number of shares issued by the Company in the transaction.

Note 1 – Organization and Operations

Montalvo Spirits, Inc. (Formerly Advanced Cloud Storage, Inc.)

Advanced Cloud Storage, Inc. (“Advanced Cloud Storage”) was incorporated on November 18, 2010 under the laws of the State of Nevada. The Company intends to market and sell its planed secure online data storage through its’ intended website.

Amendment to the Certificate of Incorporation

On December 21, 2012, holders of a majority of the Company’s outstanding Common Stock voted to amend the Company’s Articles of Incorporation to: (i) change its name to “Montalvo Spirits, Inc.” (the “Company”), (ii) increase the number of its authorized shares of capital stock from 75,000,000 shares to 310,000,000 consisting of (a) 300,000,000 shares were designated as Common Stock and (b) 10,000,000 shares were designated as blank check preferred stock and (iii) effectuate a forward split on a 1:32.4552 basis (“the Amendment”).

CASA Montalvo Holdings, Inc.

CASA Montalvo Holdings, Inc. (“Casa Montalvo”) was incorporated under the laws of the State of California on April 4, 2011. The Company develops, markets and/or distributes alcoholic beverages, primarily in the United States.

Formation of Montalvo Imports LLC

On August 9, 2012, the Company formed Montalvo Imports LLC (“LLC” or “Imports”) under the laws of the State of Delaware.  The LLC, of which the Company is the sole member, was formed to provide the same services as that of the Company.

Acquisition of CASA Montalvo Treated as a Reverse Acquisition

On December 21, 2012, Advanced Cloud Storage, Inc., a Nevada corporation, entered into and consummated the Agreement and Plan of Share Exchange (the “Exchange Agreement”) with Casa Montalvo Holdings, Inc., a California corporation (“Casa Montalvo”) and the shareholders of Casa Montalvo (the “Exchange”). Upon consummation of the transactions set forth in the Agreement (the “Closing”), the Registrant adopted the business plan of Casa Montalvo.

Pursuant to the Agreement, the Registrant agreed to acquire all of the issued and outstanding capital stock of Casa Montalvo in exchange for the issuance of an aggregate 1,817,891 shares (the “Exchange Shares”) of the Registrant’s common stock, par value $0.001 per share (the “Common Stock”). As a result of the Exchange, Casa Montalvo became a wholly-owned subsidiary of the Registrant. Following the consummation of the Exchange, the shareholders of Casa Montalvo will beneficially own approximately eighty-eight and one half percent (88.5%) of the issued and outstanding Common Stock of the Registrant. The parties have taken the actions necessary to provide that the Exchange is treated as a “tax free exchange” under Section 368 of the Internal Revenue Code of 1986, as amended. Pursuant to the terms of the Exchange Agreement, the Registrant’s principal shareholder agreed to retire 10,000,000 shares of the Registrant’s Common Stock. The Exchange Agreement contains customary representations, warranties and covenants of the Registrant and Casa Montalvo for like transactions.

As a result of the controlling financial interest of the former stockholder of Casa Montalvo, for financial statement reporting purposes, the merger between the Company and Casa Montalvo has been treated as a reverse acquisition with Casa Montalvo deemed the accounting acquirer and the Company deemed the accounting acquiree under the acquisition method of accounting in accordance with section 805-10-55 of the FASB Accounting Standards Codification. The reverse acquisition is deemed a capital transaction and the net assets of Casa Montalvo (the accounting acquirer) are carried forward to the Company (the legal acquirer and the reporting entity) at their carrying value before the acquisition.  The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Casa Montalvo which are recorded at their historical cost.  The equity of the Company is the historical equity of Casa Montalvo retroactively restated to reflect the number of shares issued by the Company in the transaction.